Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2021
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2020 and 2021 consists of the following:

	Millions of yen
	2020	2021
Equity securities*	¥492,902	¥540,082
Trading debt securities	7,431	2,654
Available-for-sale debt securities	1,631,185	2,003,917
Held-to-maturity debt securities	113,805	113,790

Total	¥2,245,323	¥2,660,443

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2020 and 2021, and for fiscal 2020 and 2021.

	Millions of yen
	March 31, 2020			2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(11,971)	¥94

	Millions of yen
	March 31, 2021			2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,460	¥(13,474)	¥350	¥(1,479)	¥232

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2020 and 2021 are as follows:
March 31, 2020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

March 31, 2021

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥846,736	¥0	¥6,071	¥(31,649)	¥821,158
Japanese prefectural and foreign municipal bond securities	274,770	(120)	4,238	(2,612)	276,276
Corporate debt securities	742,862	0	10,125	(10,736)	742,251
CMBS and RMBS in the Americas	35,668	0	549	(1,760)	34,457
Other asset-backed securities and debt securities	126,731	0	4,308	(1,264)	129,775

	2,026,767	(120)	25,291	(48,021)	2,003,917

Held-to-maturity debt securities:
Japanese government bond securities and other	113,790	0	25,342	0	139,132

	¥2,140,557	¥(120)	¥50,633	¥(48,021)	¥2,143,049

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2020 and 2021, respectively:
March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	48,367	(519)	63,316	(2,213)	111,683	(2,732)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥759,583	¥(27,907)	¥523,512	¥(20,234)	¥1,283,095	¥(48,141)

March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	45,486	(399)	63,316	(2,213)	108,802	(2,612)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥756,702	¥(27,787)	¥523,512	¥(20,234)	¥1,280,214	¥(48,021)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income
The other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Total other-than-temporary impairment losses	¥1,359	¥0
Portion of loss recognized in other comprehensive income (before taxes)	(136)	0

Net Impairment losses recognized in earnings	¥1,223	¥0

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses
For
available-for-sale
debt securities held as of March 31, 2019 and 2020, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning	¥1,021	¥2,102
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	1,103	0
Reduction during the period:
For securities sold or redeemed	(22)	0

Ending	¥2,102	¥2,102

Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities
Available-for-sale
debt securities held as of March 31, 2021

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥37,257	¥37,380
Due after one to five years	303,251	306,218
Due after five to ten years	557,027	558,303
Due after ten years	1,129,232	1,102,016

	¥2,026,767	¥2,003,917

Held-to-maturity
debt securities held as of March 31, 2021

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥11,246	¥13,093
Due after ten years	102,544	126,039

	¥113,790	¥139,132

Summary of rollforward of allowance for credit losses
The following table presents a rollforward of the allowance for credit losses for fiscal 2021.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Foreign municipal bond securities	Total
Beginning	¥0	¥0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	120	120

Ending	¥120	¥120